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                      THE AUSA ENDEAVOR VARIABLE ANNUITY

                                   ISSUED BY

                       AUSA LIFE INSURANCE COMPANY, INC.


                      Supplement Dated December 23, 1997
                                    To The
                       Prospectus Dated December 1, 1997


     The Endeavor Series Trust has filed an amendment to its registration statement with the Securities and Exchange Commission. The amendment adds a new portfolio to the Endeavor Series Trust, the Select 50 Portfolio. The amendment is not effective and is not expected to become effective until on or about February 2, 1998. Shares of the new portfolio cannot be offered or sold until the amendment to the registration statement becomes effective. AUSA Life Insurance Company, Inc. intends to make this new investment option available to Owners and purchasers of the AUSA Endeavor Variable Annuity, but premium payments cannot be accepted for the Select 50 Portfolio and transfers cannot be made into the Select 50 Portfolio until the amendment to the registration statement becomes effective.

     Information contained herein is subject to completion or amendment. A registration statement relating to interests in the Select 50 Portfolio has been filed with the Securities and Exchange Commission. Interests in the Select 50 Portfolio, or in the corresponding sub-account of the AUSA Endeavor Variable Annuity Account, may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus supplement shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration and qualification under the securities laws of any such state.



                THIS PROSPECTUS SUPPLEMENT MUST BE ACCOMPANIED
                                    BY THE
   PROSPECTUS FOR THE AUSA ENDEAVOR VARIABLE ANNUITY DATED DECEMBER 1, 1997
                                  AND BY THE
  PRELIMINARY PROSPECTUS FOR THE SELECT 50 PORTFOLIO DATED DECEMBER 19, 1997